Shareholder Report, Holdings (Details) - Fidelity Series Sustainable U.S. Market Fund	Jul. 31, 2026
TH0Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	33.30%
Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
United States
Holdings [Line Items]
Percent of Net Asset Value	96.30%
Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Japan
Holdings [Line Items]
Percent of Net Asset Value	0.10%
OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.20%
AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%